Note 8 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2023		Accumulated
	Cost	depreciation	Net

Land	$26	$-	$26
Buildings	4,554	589	3,965
Vehicles	156,900	94,937	61,963
Furniture and equipment	172,841	120,980	51,861
Computer equipment and software	213,309	152,607	60,702
Leasehold improvements	65,826	40,155	25,671
	$613,456	$409,268	$204,188
December 31, 2022		Accumulated
	Cost	depreciation	Net

Land	$1,279	$-	$1,279
Buildings	9,277	3,620	5,657
Vehicles	128,047	84,041	44,006
Furniture and equipment	161,142	104,565	56,577
Computer equipment and software	175,544	130,542	45,002
Leasehold improvements	50,619	36,128	14,491
	$525,908	$358,896	$167,012